Document and Entity Information - shares	6 Months Ended
	Jun. 30, 2018	Oct. 16, 2018
Document and Entity Information:
Entity Registrant Name	American Resources Corp
Entity Central Index Key	0001590715
Document Type	S-1/A
Document Period End Date	Jun. 30, 2018
Amendment Flag	true
Amendment Description	To update financials.
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	true
Entity Common Stock, Shares Outstanding		40,000,000